The 2023 ETF Series Trust

234 West Florida Street, Suite 203

Milwaukee, WI 53204

December 29, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the TimesSquare Quality Mid Cap Growth ETF, TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information, each dated December 23, 2025, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on December 23, 2025.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II